SCHEDULE OF DEFERRED REVENUE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Unbilled Receivables Contract Assets And Deferred Revenue
Deferred revenue (Contract liabilities), current portion	$ 459,213	$ 3,581,864		$ 17,401,218
Deferred revenue (Contract liabilities), non-current portion	33,216	259,084
Deferred revenue	$ 492,429	$ 3,840,948	$ 2,230,925	$ 17,401,218	$ 18,585,792